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                     PETROL INDUSTRIES, INC.
                      202 N. THOMAS, SUITE 4
                   SHREVEPORT, LA  71107-6539



                          June 3, 2005




Securities & Exchange Commission
Washington, DC  20549-0405

     RE:  Petrol Industries, Inc.
          Form 10-KSB/A
          File No. 0-3912

Dear Sirs:

     Enclosed please find a new Form 10-KSB/A per your telephone conversation on this date.

     We have again revised the CERTIFICATIONS to better reflect the language adopted in SEC Release No. 33-8238.


                                          Sincerely,

                                          PETROL INDUSTRIES, INC.

                                          S/Joseph M. Rodano

                                          Joseph M. Rodano
                                          President and Treasurer